Related Party and Parties-In-Interest Transactions (Details) - EBP Total - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, fair value	$ 1,327,019,953	$ 1,228,913,743
Harley-Davidson, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	1,287,426	1,383,565
Investments, fair value	$ 26,379,359	$ 41,686,813
Dividends paid/credited to eligible participants accounts	$ 937,751	$ 1,012,526